Business Combinations (Details Narrative) - USD ($)					6 Months Ended	12 Months Ended
	Mar. 10, 2017	Sep. 22, 2016	Jul. 29, 2016	Jun. 23, 2016	Jun. 30, 2020	Dec. 31, 2017	Jan. 31, 2019	Jul. 22, 2016	Nov. 20, 2015
Ameri Georgia [Member]
Business acquisition, purchase price									$ 9,900,000
Business acquisition, allocated net working capital									4,600,000
Business acquisition, intangible assets									$ 1,800,000
Bigtech Software Private Limited [Member]
Business acquisition, purchase price				$ 900,000
Business acquisition, consideration payable, cash		$ 340,000		850,000
Earn-out payments, cash				$ 255,000
Virtuoso [Member]
Business acquisition, purchase price								$ 1,800,000
Business acquisition, intangible assets								$ 900,000
Earn-out payments, cash						$ 6,000
Earn-out payments, shares						12,408
Ameri Arizona [Member]
Business acquisition, purchase price			$ 15,800,000
Business acquisition, intangible assets			5,400,000
Ameri Arizona [Member] | DC&M Partners, LLC [Member]
Business acquisition, purchase price			1,500,000
Earn-out payments, cash			$ 1,500,000
Equity method investment, ownership percentage			100.00%
Ameri Arizona [Member] | Lucid Solutions Inc, and Houskens LLC [Member]
Business acquisition, consideration payable, cash			$ 3,000,000
Ameri California [Member]
Business acquisition, purchase price	$ 8,800,000
Business acquisition, intangible assets	3,800,000
Ameri California [Member] | Lucid Solutions Inc, and Houskens LLC [Member]
Business acquisition, consideration payable, cash	$ 1,000,000				$ 1,000,000
Earn-out payments, cash							$ 605,000
Earn-out payments, shares	11,334
Ameri California [Member] | ATCG Technology Solutions [Member]
Business acquisition, purchase price	$ 8,800,000
Earn-out payments, cash	$ 1,200,000
Equity method investment, ownership percentage	100.00%